Shareholders' Equity and Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Reconciliation of Basic and Diluted Net Income Per Common Share
A reconciliation of basic and diluted net income per common share for the years ended December 31 follows:

	2022	2021	2020
	(In thousands, except per share amounts)
Net income	$63,351	$62,895	$56,152

Weighted average shares outstanding (1)	21,096	21,585	21,977
Stock units for deferred compensation plan for non-employee directors	137	121	121
Effect of stock options	38	69	90
Performance share units	25	32	33
Weighted average shares outstanding for calculation of diluted earnings per share	21,296	21,807	22,221

Net income per common share
Basic (1)	$3.00	$2.91	$2.56
Diluted	$2.97	$2.88	$2.53
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(1)	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.